Leases - Summary of Quantitative Information About Leases (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Sub-lease receivable
Sub-lease receivable	R$ 5,538	R$ 2,843
Current	4,071	1,500
Non-current	1,467	1,343
Right of use assets
Right-of-use assets	58,308	70,136
Lease liabilities
Lease liabilities	(72,812)	(86,211)
Current	(24,381)	(24,147)
Non-current	(48,431)	(62,064)
Rio de Janeiro Office - BM 336 [member]
Sub-lease receivable
Sub-lease receivable	5,538	2,843
Right of use assets
Right-of-use assets	48,741	55,758
Lease liabilities
Lease liabilities	(61,051)	(70,538)
São Paulo Office – JRA [member]
Right of use assets
Right-of-use assets	8,780	12,682
Lease liabilities
Lease liabilities	(10,821)	(13,701)
NY Office - Third Avenue [member]
Right of use assets
Right-of-use assets	787	1,696
Lease liabilities
Lease liabilities	R$ (940)	R$ (1,972)